Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Capital stock [member]	Contributed surplus [member]	Retained earnings [member]	Foreign currency translation [member]	Cash flow hedges [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity Beginning Balance at Jan. 31, 2022	$ (132.8)	$ 260.6	$ (3.2)	$ (404.3)	$ (2.9)	$ 14.2	$ (135.6)	$ 2.8
Statement [LineItems]
Net income	865.4			863.9			863.9	1.5
Other comprehensive income (loss)	81.2			46.5	10.6	23.2	80.3	0.9
Total comprehensive income (loss)	946.6			910.4	10.6	23.2	944.2	2.4
Dividends	(50.8)			(50.8)			(50.8)
Issuance of subordinate shares	10.8	15.4	(4.6)				10.8
Repurchase of subordinate shares	(252.8)	(20.2)	47.2	(279.8)			(252.8)
Stock-based compensation	19.4		19.4				19.4
Non-controlling interest arising on business combination	20.4							20.4
Obligation to repurchase a non-controlling interest	(20.4)							(20.4)
Other	(0.3)				(0.3)		(0.3)
Equity ending balance at Jan. 31, 2023	540.1	255.8	58.8	175.5	7.4	37.4	534.9	5.2
Statement [LineItems]
Net income	744.5			743.4			743.4	1.1
Other comprehensive income (loss)	(1.9)			(1.3)	(6.8)	7.5	(0.6)	(1.3)
Total comprehensive income (loss)	742.6			742.1	(6.8)	7.5	742.8	(0.2)
Dividends	(55.6)			(55.6)			(55.6)
Issuance of subordinate shares	18.2	24.8	(6.6)				18.2
Repurchase of subordinate shares	(451.0)	(32.1)		(418.9)			(451.0)
Stock-based compensation	19.6		19.6				19.6
Equity ending balance at Jan. 31, 2024	$ 813.9	$ 248.5	$ 71.8	$ 443.1	$ 0.6	$ 44.9	$ 808.9	$ 5.0